Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 56-1814206 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy of Plan's Assets and Fair Value of Investments Measured at NAV Per Share as Practical Expedient

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets accounted for at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$25,305,464	$-	$-	$25,305,464
Self-directed brokerage accounts
Uwharrie Capital Corp common stock	1,112,794	-	-	1,112,794
Other investments	115,477	-	-	115,477
	$26,533,735	$-	$-	26,533,735
Investments measured at NAV(a)				10,067,425
Total investments at fair value				$36,601,160

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$21,375,813	$-	$-	$21,375,813
Self-directed brokerage accounts
Uwharrie Capital Corp common stock	850,238	-	-	850,238
Other investments	93,219	-	-	93,219
	$22,319,270	$-	$-	22,319,270
Investments measured at NAV(a)				9,575,948
Total investments at fair value				$31,895,218

(a) In accordance with GAAP, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair Value at December 31, 2025	Fair Value at December 31, 2024	Unfunded Commitments	Other Redemption Restrictions	Redemption Notice Period
Stable value collective trust fund	$7,771,088	$7,504,773	None	Daily	None
Common collective trust funds	2,296,337	2,071,175	None	Daily	None
	$10,067,425	$9,575,948